Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans and Acceptances) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 331,649	$ 320,341
Consumer installment and other personal	228,382	217,554
Credit card	40,639	38,660
Business and government	356,973	326,528
Total loans	957,643	903,083
Customers' liability under acceptances	0	17,569
Loans at FVOCI	230	421
Loans and acceptances	957,873	921,073
Allowance for loan losses	8,094	7,136
Total loans and acceptances, net of allowance	$ 949,779	$ 913,937